Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non-Current Liabilities Explanatory

	Note	December 31, 2023	December 31, 2022
Equipment financing arrangement	17(a)	$27,158	$8,518
Lease liabilities	18(b)	20,385	14,079
Provision for legal matters	33(a)	7,790	9,197
Cash-settled share-based payments	19(c)(i),(ii)	3,046	1,479
Other liabilities		13,156	5,254
		$71,535	$38,527